Investment Strategy - Janus Henderson U.S. Equity Enhanced Income ETF	Mar. 23, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity securities of U.S. companies, as well as options on equity securities of U.S. companies or on U.S. equity indices. An issuer is deemed to be economically tied to the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the United States; (ii) a majority of the issuer’s revenues are derived from the United States; or (iii) a majority of the issuer’s assets are located in the United States.

The Fund will typically invest in approximately 50-70 equity securities, including common stocks, preferred stocks, depository receipts, and other equity related securities. The Fund will primarily invest in dividend-paying equity securities. Portfolio management applies a “bottom-up” approach in choosing investments. In other words, portfolio management looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. Factors that portfolio management may consider in its fundamental analysis include a company’s returns on capital, balance sheet flexibility, and dividend growth potential. Portfolio management will generally consider selling a security when, among other things, it reaches or exceeds its targeted value, the investment thesis for owning the position has changed, or to rebalance industry or sector weightings.

The Fund will also employ an option strategy in which it will opportunistically write (sell) covered call options on certain of the equity securities in the portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security at a predetermined price (exercise price) from the Fund. A premium is the income received by the writer of the option contract. The Fund seeks to lower risk and enhance income by tactically selling short-term call option contracts on some, or all, of the equity securities in the portfolio. In selling call option contracts, the Fund effectively sells its ability to participate in gains of the underlying security beyond the predetermined exercise price in exchange for the premium income received. The Fund is not obligated to continuously cover each individual equity position. When one of the underlying security demonstrates strength or an increase in implied volatility, the Fund identifies that opportunity and sells call option contracts tactically, rather than keeping all positions covered and limiting potential upside.

The Fund is “actively-managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

The Fund is classified as nondiversified, which allows it to hold larger positions in securities compared to a fund that is classified as diversified.